Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of inventories

The Company’s total inventories were as follows:

	March 31,	December 31,
	2017	2016
Raw materials	$431,859	$221,088
Work in process	27,319	172,142
Finished goods	946,407	251,292
Total inventories	$1,405,585	$644,522

As of December 31, 2016 and 2015, the Company’s total inventories were $644,522 and $380,789, respectively.

December 31,	2016	2015
Raw materials	$221,088	$217,165
Work in process	172,142	84,343
Finished goods	251,292	79,281
Total inventories	$644,522	$380,789